Related Party Transactions - Summary of Due From and Due To Related Parties (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 1,430	$ 197	¥ 3,876
Related Party | Hainan Huiliu
Related Party Transactions
Amounts due from related parties	¥ 1,430	$ 197	¥ 3,876